Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%
Reduced tax rates afforded to the Group's PRC entities	0.00%
Tax loss carry forwards	$ 88,100,000	$ 101,000,000
Limited period for tax loss carry forwards	5 years
Liabilities for unrecognized tax benefits	0	0
Withholding income tax rate on dividends arising from profits of foreign invested enterprises under PRC EIT Law	10.00%
Undistributed earnings of the Group's subsidiaries located in the PRC	0	0
Provision made for withholding taxes	0	0
Valuation Allowance of Deferred Tax Assets [Member]
Income Tax [Line Items]
Valuation allowance	$ 23,863,461	$ 26,251,543	24,303,518	$ 22,836,709
Subsidiaries and VIEs in PRC [Member]
Income Tax [Line Items]
Corporate income tax rate	25.00%